TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating loss carryforwards			$ 11,125	$ 11,125
Operating loss carryforwards, limitations on use				The federal operating loss can be offset against taxable income for 20 years.
Effective percentage of foreign income tax rate differential		24.00%	25.00%	25.00%	26.50%
Unrecognized income tax penalties and interest accrued			$ 16	$ 16
Scenario, Forecast [Member]
Effective percentage of foreign income tax rate differential	23.00%